Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Intermediate Government Income Fund - Fidelity Intermediate Government Income Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	2.60%
Annual Return 2015	0.81%
Annual Return 2016	0.88%
Annual Return 2017	0.98%
Annual Return 2018	1.18%
Annual Return 2019	4.83%
Annual Return 2020	5.45%
Annual Return 2021	(2.14%)
Annual Return 2022	(8.45%)
Annual Return 2023	3.86%